Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2015	Dec. 31, 2014
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	52,606,064	47,000,000
Common stock, shares outstanding	52,606,064	47,000,000
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	1,000,000
Preferred stock, shares outstanding	1,000,000